STOCK OPTIONS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Outstanding, Beginning balance (in shares)	4,674,628	3,646,870	2,612,500
Number of shares, Granted (in shares)	1,427,013	1,097,758	1,034,370
Number of shares, Exercised (in shares)		(70,000)	0
Number of shares, Forfeited (in shares)	(140,000)	0	0
Number of shares, Outstanding, Ending balance (in shares)	5,961,641	4,674,628	3,646,870
Number of shares, Exercisable (in shares)	5,814,134	4,477,378
Weighted average exercise price, Outstanding at beginning of the period (in dollars per share)	$ 1.79	$ 1.60	$ 1.47
Weighted Average Exercise Price, Granted (in dollars per share)	$ 2.06	$ 2.33	$ 1.94
Weighted Average Exercise Price, Exercised (in dollars per share)		$ 0.50	$ 0
Weighted Average Exercise Price, Forfeited (in dollars per share)	$ 2.80	$ 0	$ 0
Weighted Average Exercise Price, Outstanding at end of the period (in dollars per share)	$ 1.83	$ 1.79	$ 1.60
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 1.83	$ 1.75
Weighted Average Remaining Contractual Term, Outstanding	4 years 6 months	4 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 6 months	4 years 3 months 18 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 727	$ 2,138
Aggregate intrinsic value, Exercisable (in dollars)	$ 727	$ 2,138